Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment reporting	17. Segment information

For the years ended December 31, 2022 and 2021, the Company operated in one reportable segment being the acquisition of royalty interests.

For the years ended December 31, 2022 and 2021, revenues generated from each geographic location are as follows:

	December 31, 2022	December 31, 2021
	$	$
Australia	5,489,043	3,327,470
Nigeria	2,524,990	92,089
Canada	315,084	-
USA	116,311	94,226
Brazil	62,677	83,013
Madagascar	-	54,919

Total	8,508,105	3,651,717

The Company has the following non-current assets in eight geographic locations:

	December 31, 2022	December 31, 2021
	$	$
Australia	25,162,805	10,724,623
USA	2,298,515	2,340,748
Canada	1,942,184	933,106
South Africa	1,914,844	764,016
Peru	1,545,609	1,500,000
Cayman Islands	1,355,709	1,541,777
Brazil	637,338	675,358
Nigeria	178,205	687,838

Total	35,035,209	19,167,466